Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,274,000
Previously Paid Amount	0.00
Total Fee Amount	1,763.84
Total Offset Amount	0.00
Net Fee	1,763.84
Narrative - Max Aggregate Offering Price	$ 20,274,000
Final Prospectus	true